Taxation - Schedule of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 540,973	¥ 752,907	¥ 860,698
Addition	19,865	16,934	21,180
Written off for expiration of net operating losses	(2,380)	(225,742)	(125,803)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(92,755)	(3,126)	(3,168)
Balance at end of the period	¥ 465,703	¥ 540,973	¥ 752,907